Liabilities for Guarantee Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	$ 942,754	$ 763,606	$ 648,492
Less: reinsurance recoverable	141,509	122,638	107,064
Net beginning balance	801,245	640,968	541,428
Incurred guarantee benefits	309,455	316,344	217,603
Paid guarantee benefits	(151,946)	(156,067)	(118,063)
Net change	157,509	160,277	99,540
Net ending balance	958,754	801,245	640,968
Plus reinsurance recoverable	164,052	141,509	122,638
Gross ending balance	1,122,806	942,754	763,606
Variable Annuity | GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	8,626	8,844	8,358
Less: reinsurance recoverable	8,626	8,844	8,358
Plus reinsurance recoverable	7,516	8,626	8,844
Gross ending balance	7,516	8,626	8,844
Variable Annuity | GMIB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	3,440	5,663	8,240
Less: reinsurance recoverable	3,440	5,663	8,240
Plus reinsurance recoverable	2,248	3,440	5,663
Gross ending balance	2,248	3,440	5,663
Variable Annuity | GMWB/GMAB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	6,835	7,814	6,733
Less: reinsurance recoverable	6,835	7,814	6,733
Plus reinsurance recoverable	4,670	6,835	7,814
Gross ending balance	4,670	6,835	7,814
Secondary Guarantees Interest-Sensitive Life and Fixed Annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	923,853	741,285	625,161
Less: reinsurance recoverable	122,608	100,317	83,733
Net beginning balance	801,245	640,968	541,428
Incurred guarantee benefits	309,455	316,344	217,603
Paid guarantee benefits	(151,946)	(156,067)	(118,063)
Net change	157,509	160,277	99,540
Net ending balance	958,754	801,245	640,968
Plus reinsurance recoverable	149,618	122,608	100,317
Gross ending balance	$ 1,108,372	$ 923,853	$ 741,285